Shareholder Report	6 Months Ended	104 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Small Cap Opportunities Fund, Inc.
Entity Central Index Key	0000895429
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000162155
Shareholder Report [Line Items]
Fund Name	Value Line Small Cap Opportunities Fund, Inc.
Class Name	Institutional
Trading Symbol	VLEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Institutional Class generated a total return of 7.08% during the six months ended June 30, 2024. This compares to the 1.73% return of the Fund’s benchmark, the Russell 2000 Index, during the same reporting period.

  The Fund significantly outperformed the Russell 2000® Index on a relative basis during the six-month reporting period due to effective stock selection.

  Contributing most positively to the Fund’s relative results was the industrials sector, wherein both effective stock selection and being overweight the strongly performing sector added value. Effective individual stock selection in the consumer discretionary and financials sectors further buoyed the Fund’s performance.

  Only partially offsetting these positive contributors was the dampening effect of weak stock selection in the information technology and consumer staples sectors. Having no allocation to the energy sector, which was the second-strongest performing sector in the Russell 2000® Index during the semiannual period, also detracted.

  Among the individual stocks that contributed most positively to the Fund’s relative results were Comfort Systems USA, a provider of mechanical and electrical installation, renovation, maintenance, repair and replacement services for the mechanical and electrical services industry; EMCOR Group, a mechanical and electrical construction, industrial and energy infrastructure and building services company; and CACI International, which engages in the provision of information solutions and services in support of national security. Each of these companies enjoyed a robust double-digit share price gain during the reporting period, in each case due to stronger than expected operating performance.

  During the semiannual period, among the stocks that detracted most from the Fund’s relative performance were positions in landscape supplies wholesale distributor SiteOne Landscape Supply, software-as-a-service company Workiva and water technologies and solutions provider Watts Water Technologies. Each of these stocks posted a double-digit negative return during the semiannual period, in each case because of weaker than expected operating performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Small Cap Opportunities Fund Inc.-Institutional Class	Russell 2000® Index
10/15	$10,000	$10,000
11/15	$10,042	$10,325
12/15	$9,681	$9,807
01/16	$9,135	$8,944
02/16	$9,135	$8,944
03/16	$9,667	$9,658
04/16	$9,727	$9,810
05/16	$9,971	$10,030
06/16	$10,073	$10,024
07/16	$10,354	$10,623
08/16	$10,559	$10,811
09/16	$10,497	$10,931
10/16	$10,082	$10,411
11/16	$10,904	$11,572
12/16	$11,101	$11,897
01/17	$11,223	$11,943
02/17	$11,516	$12,174
03/17	$11,541	$12,190
04/17	$11,737	$12,324
05/17	$11,827	$12,073
06/17	$11,905	$12,490
07/17	$12,057	$12,583
08/17	$11,856	$12,423
09/17	$12,390	$13,198
10/17	$12,693	$13,311
11/17	$13,055	$13,694
12/17	$13,095	$13,639
01/18	$13,439	$13,995
02/18	$13,022	$13,454
03/18	$13,157	$13,628
04/18	$13,017	$13,745
05/18	$13,524	$14,580
06/18	$13,635	$14,684
07/18	$14,155	$14,940
08/18	$14,935	$15,584
09/18	$14,729	$15,209
10/18	$13,381	$13,557
11/18	$13,834	$13,773
12/18	$12,506	$12,137
01/19	$13,604	$13,502
02/19	$14,291	$14,204
03/19	$14,221	$13,907
04/19	$14,952	$14,379
05/19	$14,087	$13,261
06/19	$15,086	$14,198
07/19	$15,424	$14,280
08/19	$14,882	$13,575
09/19	$14,973	$13,857
10/19	$15,118	$14,222
11/19	$15,561	$14,808
12/19	$15,686	$15,235
01/20	$15,772	$14,746
02/20	$14,792	$13,505
03/20	$12,653	$10,571
04/20	$13,808	$12,023
05/20	$15,072	$12,805
06/20	$15,269	$13,258
07/20	$16,088	$13,625
08/20	$16,755	$14,392
09/20	$16,177	$13,911
10/20	$16,274	$14,203
11/20	$18,414	$16,821
12/20	$19,911	$18,276
01/21	$19,954	$19,195
02/21	$20,866	$20,392
03/21	$21,045	$20,597
04/21	$21,736	$21,029
05/21	$21,457	$21,072
06/21	$21,651	$21,481
07/21	$22,210	$20,705
08/21	$22,641	$21,168
09/21	$22,039	$20,544
10/21	$22,944	$21,418
11/21	$22,323	$20,525
12/21	$22,999	$20,984
01/22	$20,643	$18,964
02/22	$20,441	$19,166
03/22	$20,392	$19,405
04/22	$18,975	$17,482
05/22	$18,555	$17,508
06/22	$17,839	$16,068
07/22	$19,387	$17,746
08/22	$18,527	$17,382
09/22	$16,945	$15,717
10/22	$18,617	$17,447
11/22	$19,630	$17,854
12/22	$18,650	$16,696
01/23	$20,129	$18,323
02/23	$20,438	$18,013
03/23	$20,362	$17,153
04/23	$20,239	$16,844
05/23	$19,639	$16,689
06/23	$21,464	$18,046
07/23	$21,600	$19,149
08/23	$21,485	$18,191
09/23	$20,328	$17,120
10/23	$19,483	$15,953
11/23	$21,084	$17,396
12/23	$22,807	$19,522
01/24	$22,623	$18,763
02/24	$24,166	$19,824
03/24	$24,809	$20,533
04/24	$23,816	$19,088
05/24	$24,826	$20,046
06/24	$24,421	$19,860

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/2/15
Institutional Class	13.78%	10.11%	10.86%
Russell 2000® Index	10.06%	6.94%	8.24%

Performance Inception Date		Nov. 02, 2015
AssetsNet	$ 621,424,965	$ 621,424,965
Holdings Count | Holding	69	69
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$621,424,965
# of Portfolio Holdings	69
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	97.2%
Cash & Other Assets - Net	2.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Comfort Systems USA, Inc.	3.9%
SPS Commerce, Inc.	3.2%
CACI International, Inc.	3.1%
RLI Corp.	3.0%
AAON, Inc.	2.9%
Federal Signal Corp.	2.8%
Fabrinet	2.8%
Woodward, Inc.	2.6%
ExlService Holdings, Inc.	2.6%
Ensign Group, Inc.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020634
Shareholder Report [Line Items]
Fund Name	Value Line Small Cap Opportunities Fund, Inc.
Class Name	Investor
Trading Symbol	VLEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Small Cap Opportunities Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Investor Class generated a total return of 6.94% during the six months ended June 30, 2024. This compares to the 1.73% return of the Fund’s benchmark, the Russell 2000 Index, during the same reporting period.

  The Fund significantly outperformed the Russell 2000® Index on a relative basis during the six-month reporting period due to effective stock selection.

  Contributing most positively to the Fund’s relative results was the industrials sector, wherein both effective stock selection and being overweight the strongly performing sector added value. Effective individual stock selection in the consumer discretionary and financials sectors further buoyed the Fund’s performance.

  Only partially offsetting these positive contributors was the dampening effect of weak stock selection in the information technology and consumer staples sectors. Having no allocation to the energy sector, which was the second-strongest performing sector in the Russell 2000® Index during the semiannual period, also detracted.

  Among the individual stocks that contributed most positively to the Fund’s relative results were Comfort Systems USA, a provider of mechanical and electrical installation, renovation, maintenance, repair and replacement services for the mechanical and electrical services industry; EMCOR Group, a mechanical and electrical construction, industrial and energy infrastructure and building services company; and CACI International, which engages in the provision of information solutions and services in support of national security. Each of these companies enjoyed a robust double-digit share price gain during the reporting period, in each case due to stronger than expected operating performance.

  During the semiannual period, among the stocks that detracted most from the Fund’s relative performance were positions in landscape supplies wholesale distributor SiteOne Landscape Supply, software-as-a-service company Workiva and water technologies and solutions provider Watts Water Technologies. Each of these stocks posted a double-digit negative return during the semiannual period, in each case because of weaker than expected operating performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Small Cap Opportunities Fund Inc.-Investor Class	Russell 2000® Index
06/14	$10,000	$10,000
07/14	$9,484	$9,395
08/14	$9,926	$9,861
09/14	$9,556	$9,264
10/14	$10,217	$9,875
11/14	$10,295	$9,884
12/14	$10,369	$10,165
01/15	$10,173	$9,838
02/15	$10,775	$10,422
03/15	$10,877	$10,604
04/15	$10,624	$10,333
05/15	$10,736	$10,569
06/15	$10,762	$10,649
07/15	$10,936	$10,525
08/15	$10,466	$9,863
09/15	$10,129	$9,379
10/15	$10,811	$9,908
11/15	$10,967	$10,230
12/15	$10,570	$9,717
01/16	$9,976	$8,862
02/16	$9,968	$8,862
03/16	$10,547	$9,569
04/16	$10,610	$9,719
05/16	$10,872	$9,938
06/16	$10,980	$9,932
07/16	$11,287	$10,525
08/16	$11,509	$10,711
09/16	$11,438	$10,830
10/16	$10,983	$10,315
11/16	$11,876	$11,466
12/16	$12,089	$11,787
01/17	$12,218	$11,833
02/17	$12,537	$12,062
03/17	$12,560	$12,078
04/17	$12,773	$12,210
05/17	$12,863	$11,962
06/17	$12,945	$12,375
07/17	$13,109	$12,467
08/17	$12,887	$12,308
09/17	$13,467	$13,077
10/17	$13,793	$13,188
11/17	$14,180	$13,568
12/17	$14,221	$13,513
01/18	$14,595	$13,867
02/18	$14,136	$13,330
03/18	$14,281	$13,502
04/18	$14,125	$13,619
05/18	$14,671	$14,445
06/18	$14,790	$14,549
07/18	$15,350	$14,803
08/18	$16,193	$15,441
09/18	$15,965	$15,069
10/18	$14,501	$13,433
11/18	$14,990	$13,646
12/18	$13,547	$12,025
01/19	$14,736	$13,378
02/19	$15,475	$14,073
03/19	$15,396	$13,779
04/19	$16,186	$14,247
05/19	$15,246	$13,139
06/19	$16,323	$14,067
07/19	$16,683	$14,148
08/19	$16,097	$13,450
09/19	$16,189	$13,730
10/19	$16,345	$14,091
11/19	$16,820	$14,671
12/19	$16,953	$15,094
01/20	$17,040	$14,610
02/20	$15,976	$13,380
03/20	$13,664	$10,473
04/20	$14,913	$11,912
05/20	$16,272	$12,687
06/20	$16,481	$13,135
07/20	$17,359	$13,499
08/20	$18,080	$14,260
09/20	$17,450	$13,783
10/20	$17,552	$14,072
11/20	$19,852	$16,666
12/20	$21,464	$18,107
01/21	$21,506	$19,019
02/21	$22,484	$20,204
03/21	$22,672	$20,407
04/21	$23,414	$20,835
05/21	$23,107	$20,878
06/21	$23,312	$21,283
07/21	$23,905	$20,514
08/21	$24,366	$20,973
09/21	$23,717	$20,355
10/21	$24,682	$21,221
11/21	$24,007	$20,336
12/21	$24,729	$20,791
01/22	$22,196	$18,789
02/22	$21,973	$18,990
03/22	$21,915	$19,226
04/22	$20,387	$17,321
05/22	$19,934	$17,347
06/22	$19,159	$15,920
07/22	$20,818	$17,582
08/22	$19,889	$17,222
09/22	$18,185	$15,572
10/22	$19,975	$17,286
11/22	$21,058	$17,690
12/22	$20,002	$16,542
01/23	$21,589	$18,154
02/23	$21,910	$17,847
03/23	$21,826	$16,995
04/23	$21,691	$16,689
05/23	$21,045	$16,535
06/23	$22,994	$17,879
07/23	$23,134	$18,973
08/23	$23,008	$18,024
09/23	$21,766	$16,962
10/23	$20,854	$15,806
11/23	$22,561	$17,236
12/23	$24,403	$19,342
01/24	$24,201	$18,590
02/24	$25,843	$19,641
03/24	$26,528	$20,344
04/24	$25,458	$18,912
05/24	$26,533	$19,861
06/24	$26,096	$19,677

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	13.49%	9.84%	10.07%
Russell 2000® Index	10.06%	6.94%	7.00%

AssetsNet	$ 621,424,965	$ 621,424,965
Holdings Count | Holding	69	69
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$621,424,965
# of Portfolio Holdings	69
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	97.2%
Cash & Other Assets - Net	2.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Comfort Systems USA, Inc.	3.9%
SPS Commerce, Inc.	3.2%
CACI International, Inc.	3.1%
RLI Corp.	3.0%
AAON, Inc.	2.9%
Federal Signal Corp.	2.8%
Fabrinet	2.8%
Woodward, Inc.	2.6%
ExlService Holdings, Inc.	2.6%
Ensign Group, Inc.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com